SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 96,875	$ 80,618
Less: allowance for obsolete and slow-moving inventories	(2,612)	(1,777)
Service inventories, net	94,263	78,841
Spare Parts [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	55,845	39,428
Chemicals [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	24,527	22,852
Consumables [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 16,503	$ 18,338